Document and Entity Information Statement	Dec. 18, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Entity Registrant Name	Amerant Bancorp Inc.
Document Period End Date	Dec. 18, 2019
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019